Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Total income	£ 13,522	£ 13,204
United Kingdom
Disclosure of operating segments [line items]
Total income	7,312	7,972
Europe
Disclosure of operating segments [line items]
Total income	1,265	1,311
Americas
Disclosure of operating segments [line items]
Total income	4,187	3,200
Africa and Middle East
Disclosure of operating segments [line items]
Total income	42	31
Asia
Disclosure of operating segments [line items]
Total income	£ 716	£ 690